Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended			15 Months Ended	17 Months Ended	18 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended		29 Months Ended	35 Months Ended	36 Months Ended	41 Months Ended	47 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 13, 2023	Jun. 29, 2021	May 31, 2015	Aug. 31, 2023	Nov. 30, 2021	Nov. 30, 2023	Feb. 29, 2024	May 31, 2022	May 31, 2025	May 31, 2024	May 31, 2016	Aug. 31, 2024	Nov. 30, 2022	Nov. 30, 2024	Feb. 28, 2025	May 31, 2023	May 31, 2025	May 31, 2017	Nov. 30, 2023	May 31, 2024	May 31, 2018	Nov. 30, 2024	May 31, 2025	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000004036 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value			$ 10,000								$ 9,260							$ 11,763			$ 14,566			$ 16,737	$ 19,981	$ 27,789	$ 20,896	$ 20,870	$ 24,938	$ 27,407
C000004037 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Service Shares
Accumulated Value			10,000								9,233							11,718			14,471			16,589	19,753	27,410	20,555	20,478	24,416	26,756
C000004038 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor A Shares (with sales charge)
C000004040 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor C Shares (with sales charge)
C000166016 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class K Shares
Accumulated Value			10,000								9,260							11,780			14,598			16,784	20,049	27,907	21,007	21,001	25,125	27,630
C000037625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R Shares
Accumulated Value			10,000								9,202							11,623			14,311			16,364	19,435	26,895	20,127	19,995	23,780	26,000
C000004057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value			10,000								9,185							10,773			11,460			11,497	11,121	15,670	16,626	15,862	18,783	19,545
C000004059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor A Shares (with sales charge)
C000004061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor C Shares (with sales charge)
C000219259 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class K Shares
Accumulated Value			10,000								9,185							10,773			11,460			11,497	11,121	15,679	16,645	15,876	18,810	19,582
C000004062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value			10,000								9,900							13,779			18,760			20,215	28,668	44,616	33,389	35,234	48,297	56,128
C000004063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Service Shares
Accumulated Value			10,000								9,877							13,714			18,640			20,033	28,333	43,986	32,835	34,561	47,257	54,798
C000004064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor A Shares (with sales charge)
C000004066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor C Shares (with sales charge)
C000216612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class K Shares
Accumulated Value			10,000								9,900							13,779			18,760			20,215	28,675	44,663	33,449	35,317	48,445	56,354
C000037630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R Shares
Accumulated Value			10,000								9,840							13,622			18,455			19,781	27,916	43,225	32,181	33,792	46,090	53,312
C000004873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value			10,000								8,035.1							8,127.94			9,942.92			8,075.72	5,731.73	7,660.78	12,638.63	11,299.86	14,301.33	13,214.21
C000004875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor A Shares (with sales charge)
C000004877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor C Shares (with sales charge)
C000004883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value			10,000								9,736							11,811			14,327			14,869	18,234	25,078	23,122	24,421	32,662	38,493
C000004885 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor A Shares (with sales charge)
C000004887 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor C Shares (with sales charge)
C000198239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class K Shares
Accumulated Value			10,000								9,707							11,737			14,206			14,761	18,110	24,919	22,985	24,279	32,487	38,320
C000037656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R Shares
Accumulated Value			10,000								9,678							11,651			14,061			14,530	17,718	24,261	22,254	23,373	31,113	36,493
C000004912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value			10,000								9,346							10,415			11,884			12,728	16,307	19,445	18,761	19,190	21,794	20,534
C000004913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Service Shares
Accumulated Value			10,000								9,318							10,355			11,783			12,580	16,070	19,104	18,377	18,741	21,223	19,930
C000004914 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor A Shares (with sales charge)
C000004916 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor C Shares (with sales charge)
C000172900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class K Shares
Accumulated Value			10,000								9,318							10,395			11,874			12,728	16,326	19,486	18,821	19,268	21,903	20,654
C000037661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R Shares
Accumulated Value			10,000								9,289							10,289			11,670			12,426	15,826	18,755	17,986	18,285	20,640	19,326
C000023028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value			10,000								9,211							10,825			11,784			10,938	10,514	14,719	13,217	13,892	16,725	19,482
C000023030 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor A Shares (with sales charge)
C000023032 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor C Shares (with sales charge)
C000198216 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class K Shares
Accumulated Value			10,000								9,211							10,825			11,784			10,943	10,524	14,740	13,242	13,925	16,773	19,554
C000037670 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class R Shares
Accumulated Value			10,000								9,153							10,686			11,570			10,689	10,221	14,234	12,719	13,297	15,931	18,464
C000103252 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value			10,000								8,772							9,186			10,393			9,094	8,483	12,451	15,743	13,152	14,770	15,567
C000103250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor A Shares (with sales charge)
C000103251 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor C Shares (with sales charge)
C000198241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class K Shares
Accumulated Value			10,000								8,772							9,186			10,406			9,098	8,505	12,469	15,786	13,183	14,830	15,638
C000124019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value			10,000								9,520							11,504			13,785			12,835	12,914	20,999	17,453	16,449	20,509	20,551
C000124020 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor A Shares (with sales charge)
C000124021 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor C Shares (with sales charge)
C000166014 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class K Shares
Accumulated Value			10,000								9,529							11,506			13,800			12,844	12,939	21,042	17,497	16,500	20,592	20,644
C000228505 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value		$ 10,000			$ 9,475			$ 5,725					$ 5,635			$ 5,660			$ 5,715	$ 6,310		$ 7,255	$ 6,480
C000228504 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor A Shares (with sales charge)
C000228503 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class K Shares
Accumulated Value		10,000			9,475			5,730					5,640			5,670			5,730	6,330		7,280	6,505
C000242845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value	$ 10,000			$ 10,600		$ 11,140	$ 12,149			$ 12,171		$ 11,949		$ 11,657	$ 11,664		$ 11,664
C000242844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Investor A Shares (with sales charge)
C000242843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class K Shares
Accumulated Value	10,000			10,600		11,140	12,151			12,173		11,951		11,658	11,666		11,678
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500® Index
Accumulated Value	10,000			10,354		10,535	11,796			12,258		13,164		14,105	13,967		13,915
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Index
Accumulated Value			10,000								9,032							10,517			11,355			10,703	10,402	14,397	12,903	13,298	15,761	17,862
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000® Index
Accumulated Value			10,000								10,078							11,839			13,567			14,037	15,797	22,536	21,926	22,463	28,754	32,703
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000® Index
Accumulated Value		10,000	10,000		10,508						10,022		9,373					11,795	10,555		13,572	14,195		13,911	15,505	22,314	21,492	21,929	27,978	31,648
MSCI All Country World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All Country World Index
Accumulated Value			10,000								9,458							11,116			12,432			12,271	12,937	18,351	17,106	17,252	21,315	24,225
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000® Growth Index
Accumulated Value			10,000								10,161							12,220			14,789			15,587	19,679	27,535	25,814	28,278	37,780	44,438
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000® Index
Accumulated Value			10,000								9,403							11,317			13,667			12,431	12,004	19,754	16,412	15,644	18,791	19,014
Bloomberg Commodity Index Total ReturnSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Commodity Index Total ReturnSM
Accumulated Value			10,000								8,468							8,261			9,171			8,037	6,666	9,747	13,827	10,718	11,892	12,093
MSCI World Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI World Energy Index
Accumulated Value			10,000								8,711							9,059			10,932			9,203	6,333	8,577	13,640	12,320	15,457	14,322
Russell 3000 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000® Health Care Index
Accumulated Value			10,000								9,438							10,349			11,754			12,460	15,295	18,850	18,882	18,856	21,279	19,937
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 1000® Value Index
Accumulated Value			10,000								9,994							11,459			12,404			12,584	12,377	17,871	18,037	17,217	20,955	22,822
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell Midcap® Growth Index
Accumulated Value			10,000								9,630							11,236			13,306			14,220	16,642	22,929	18,638	19,711	24,029	29,612
Fifty S And P 500 Index 50 ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									50% S&P 500 Index/50% ICE BofA 3-Month U.S. Treasury Bill Index
Accumulated Value	$ 10,000			$ 10,233		$ 10,406	$ 11,089			$ 11,387		$ 11,881		$ 12,377	$ 12,387		$ 12,439
MSCI All Country World Information Technology 10 40 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All-Country World Information Technology 10/40 Index
Accumulated Value			10,000								9,954							13,366			16,881			17,369	22,529	33,440	30,301	34,068	45,739	52,944
MSCI All Country World Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI All-Country World Information Technology Index
Accumulated Value			$ 10,000								$ 9,862							$ 13,271			$ 16,749			$ 16,757	$ 22,304	$ 33,045	$ 31,085	$ 35,368	$ 47,209	$ 54,056
Russell 2500TM Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2500TM Growth Index
Accumulated Value		$ 10,000			$ 9,585			$ 7,300					$ 7,557			$ 7,468			$ 7,605	$ 8,832		$ 10,491	$ 9,120